UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	6/30/09

FORM N-CSR

Item 1.	Reports to Stockholders.

2

Dreyfus Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
30	Notes to Financial Statements
39	Information About the Review and Approval of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Stock Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2009, through June 30, 2009.

The severe recession and banking crisis that dominated the financial markets at the start of 2009 appear to have moderated as of mid-year. Previously frozen credit markets have thawed, giving businesses access to the capital they need to grow. After reaching multi-year lows in early March, equities staged an impressive rally, enabling most major stock market indices to end the six-month reporting period close to where they began.While the U.S. economy remains weak overall, we have seen encouraging evidence of potential recovery, including a recovering housing market and improvements within certain manufacturing sectors. Meanwhile, inflation has remained tame in the face of high unemployment and unused manufacturing capacity. Although these developments give us reasons for optimism, we remain cautious due to the speed and magnitude of the stock market’s 2009 rebound. Indeed, the market’s advance was led mainly by lower-quality stocks when investors developed renewed appetites for risk. We would prefer to see a steadier rise in stock prices supported by more concrete economic data, as the rapid rise increases the possibility that profit-taking could move the market lower. In uncertain markets such as this one, even the most seasoned investors can benefit from professional counsel. To determine how your investments should be positioned for the challenges and opportunities that lie ahead, we continue to stress that you talk regularly with your financial advisor.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the Portfolio Manager.

Thank you for your continued confidence and support.

Jonathan R. Baum Chairman and Chief Executive Officer The Dreyfus Corporation July 15, 2009

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through June 30, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended June 30, 2009, Dreyfus Stock Index Fund’s Initial shares produced a total return of 3.16%,and its Service shares produced a total return of 3.03%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 3.19% for the same period.2,3

Large-cap stocks fell sharply early in a volatile reporting period, as a global recession and banking crisis took their toll. However, equities recovered significantly during a springtime market rally as credit markets stabilized and investors looked forward to an economic recovery, enabling the fund to offset losses incurred earlier in the reporting period. The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Large-Cap Stocks Rallied in Anticipation of Recovery

The first half of 2009 saw both staggering losses and impressive gains in large-cap stocks. In January 2009, investor sentiment was depressed by a deep and prolonged global recession that had begun in December 2007. The U.S. economy lost more than 650,000 jobs per month in February

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

and March, driving the unemployment rate to a 26-year high. Meanwhile, home prices continued to fall sharply and consumer confidence reached its lowest level since recordkeeping began in 1967. In its ongoing efforts to stimulate the economy, the U.S. government enacted the $787 billion American Recovery and Reinvestment Act and took steps to rescue the nation’s major automakers as vehicle sales plunged. The Federal Reserve Board also attempted to boost economic growth through reductions in short-term interest rates, which stood at an unprecedented low of 0% to 0.25% throughout the reporting period.

These remedial measures appeared to have some effect. After hitting a multi-year low in early March, the S&P 500 Index staged a sustained rebound through the reporting period’s end, led primarily by stocks and market sectors that had been severely beaten down during the downturn. The springtime rally erased all of the markets’ previous 2009 losses and enabled it to end the reporting period in positive territory.The market was buoyed by early signals that the economic downturn may be decelerating, including slower declines in the manufacturing and housing sectors. Other positive signs included an increase in the availability of credit to individuals and corporations, the renewed ability of companies to raise capital by selling stock, higher levels of consumer spending amid lower interest rates, a significant drop in energy prices and the belief that inflationary pressures were largely dormant.

Technology and Consumer Stocks Rebound Sharply

The lion’s share of the S&P 500 Index’s gains for the reporting period came from the technology sector, where results were buoyed by companies with positive cash flows, limited leverage and attractive dividends. Gains for many of these stocks were driven by an increase in business spending for productivity-enhancing technology products. Consumer discretionary stocks also posted relatively strong results, as specialty, apparel, computer, electronics, automotive and department stores rebounded from lower levels amid improving consumer confidence.Within the materials sector, chemicals stocks fared well due to lower oil prices.

On the other hand, declines in the S&P 500 Index were particularly severe in the health care sector, where large pharmaceutical develop-

ers faced increased competition from generic drug manufacturers, and biotechnology companies were hurt by reduced government reimbursement rates for new drugs. Within the energy sector, large integrated oil-and-gas companies and refiners suffered when crude oil prices moderated.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

July 15, 2009

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus.
However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect until shareholders are given at least 180 days’ notice, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
3	“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2009 to June 30, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2009
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.51	$ 2.77
Ending value (after expenses)	$1,031.60	$1,030.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2009
	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.51	$ 2.76
Ending value (after expenses)	$1,023.31	$1,022.07

† Expenses are equal to the fund’s annualized expense ratio of .30% for Initial shares and .55% for Service shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2009 (Unaudited)

Common Stocks—98.5%	Shares	Value ($)
Consumer Discretionary—8.8%
Abercrombie & Fitch, Cl. A	16,394 [a]	416,243
Amazon.com	60,060 [a,b]	5,024,619
Apollo Group, Cl. A	19,974 [a,b]	1,420,551
AutoNation	20,264 [a,b]	351,580
AutoZone	6,823 [a,b]	1,031,024
Bed Bath & Beyond	48,946 [b]	1,505,090
Best Buy	63,440 [a]	2,124,606
Big Lots	15,387 [a,b]	323,589
Black & Decker	11,228	321,794
Carnival	82,129 [a]	2,116,464
CBS, Cl. B	127,796 [a]	884,348
Centex	23,171 [a]	196,027
Coach	61,812	1,661,507
Comcast, Cl. A	543,224	7,871,316
D.R. Horton	51,759 [a]	484,464
Darden Restaurants	26,403	870,771
DeVry	11,616	581,265
DIRECTV Group	98,911 [a,b]	2,444,091
Eastman Kodak	54,371 [a]	160,938
Expedia	39,332 [a,b]	594,307
Family Dollar Stores	26,236	742,479
Ford Motor	597,011 [b]	3,623,857
Fortune Brands	28,149	977,896
GameStop, Cl. A	30,729 [b]	676,345
Gannett	42,907 [a]	153,178
Gap	88,255	1,447,382
Genuine Parts	30,416 [a]	1,020,761
Goodyear Tire & Rubber	45,306 [b]	510,146
H & R Block	63,771	1,098,774
Harley-Davidson	44,227 [a]	716,920
Harman International Industries	11,042 [a]	207,590
Hasbro	23,575 [a]	571,458
Home Depot	319,181	7,542,247
International Game Technology	58,290 [a]	926,811
Interpublic Group of Cos.	89,508 [a,b]	452,015

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
J.C. Penney	41,722 [a]	1,197,839
Johnson Controls	111,593 [a]	2,423,800
KB Home	14,147 [a]	193,531
Kohl’s	57,279 [a,b]	2,448,677
Leggett & Platt	30,242 [a]	460,586
Lennar, Cl. A	26,574 [a]	257,502
Limited Brands	53,802	644,010
Lowe’s Cos.	275,401	5,345,533
Macy’s	79,008	929,134
Marriott International, Cl. A	55,708 [a]	1,229,471
Mattel	67,785	1,087,949
McDonald’s	207,992	11,957,460
McGraw-Hill Cos.	59,721	1,798,199
Meredith	6,837 [a]	174,685
New York Times, Cl. A	21,839 [a]	120,333
Newell Rubbermaid	52,072	542,070
News, Cl. A	431,441	3,930,428
NIKE, Cl. B	73,715	3,816,963
Nordstrom	30,017 [a]	597,038
O’Reilly Automotive	25,494 [b]	970,812
Office Depot	51,715 [b]	235,820
Omnicom Group	58,719	1,854,346
Polo Ralph Lauren	10,711 [a]	573,467
Pulte Homes	40,192 [a]	354,895
RadioShack	24,714 [a]	345,007
Scripps Networks Interactive, Cl. A	16,918	470,828
Sears Holdings	10,708 [a,b]	712,296
Sherwin-Williams	18,547 [a]	996,901
Snap-On	10,751 [a]	308,984
Stanley Works	14,766	499,681
Staples	133,584	2,694,389
Starbucks	137,271 [a,b]	1,906,694
Starwood Hotels & Resorts Worldwide	35,164 [a]	780,641
Target	141,809	5,597,201
Tiffany & Co.	23,332 [a]	591,700
Time Warner	224,411	5,652,913

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Time Warner Cable	66,140	2,094,654
TJX Cos.	78,838	2,480,243
VF	16,336	904,198
Viacom, Cl. B	116,747 [b]	2,650,157
Walt Disney	349,159	8,145,879
Washington Post, Cl. B	1,118 [a]	393,737
Whirlpool	14,094 [a]	599,841
Wyndham Worldwide	33,370	404,444
Wynn Resorts	11,532 [a,b]	407,080
Yum! Brands	88,196	2,940,455
		135,774,924
Consumer Staples—11.8%
Altria Group	390,429	6,399,131
Archer-Daniels-Midland	121,137	3,242,837
Avon Products	79,951 [a]	2,061,137
Brown-Forman, Cl. B	18,461 [a]	793,454
Campbell Soup	39,817	1,171,416
Clorox	25,945	1,448,509
Coca-Cola	375,116	18,001,817
Coca-Cola Enterprises	59,548	991,474
Colgate-Palmolive	95,034	6,722,705
ConAgra Foods	85,170	1,623,340
Constellation Brands, Cl. A	36,410 [b]	461,679
Costco Wholesale	81,698 [a]	3,733,599
CVS Caremark	275,043	8,765,620
Dean Foods	33,112 [b]	635,419
Dr. Pepper Snapple Group	47,699 [b]	1,010,742
Estee Lauder, Cl. A	21,594 [a]	705,476
General Mills	62,802	3,518,168
H.J. Heinz	58,720	2,096,304
Hershey	31,189 [a]	1,122,804
Hormel Foods	13,153	454,305
J.M. Smucker	22,172	1,078,890
Kellogg	47,063	2,191,724
Kimberly-Clark	78,107	4,095,150
Kraft Foods, Cl. A	277,146	7,022,880

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
Kroger	123,086	2,714,046
Lorillard	31,749	2,151,630
McCormick & Co.	24,222 [a]	787,942
Molson Coors Brewing, Cl. B	28,355	1,200,267
Pepsi Bottling Group	25,676	868,876
PepsiCo	294,111	16,164,341
Philip Morris International	370,113	16,144,329
Procter & Gamble	549,471	28,077,968
Reynolds American	31,933 [a]	1,233,252
Safeway	81,848 [a]	1,667,244
Sara Lee	132,758	1,295,718
SUPERVALU	39,964	517,534
SYSCO	113,105	2,542,600
Tyson Foods, Cl. A	56,327	710,283
Wal-Mart Stores	420,589	20,373,331
Walgreen	186,073	5,470,546
Whole Foods Market	26,382 [a]	500,730
		181,769,217
Energy—12.2%
Anadarko Petroleum	93,978	4,265,661
Apache	62,867	4,535,854
Baker Hughes	57,886	2,109,366
BJ Services	55,266 [a]	753,276
Cabot Oil & Gas	19,452 [a]	596,009
Cameron International	40,855 [b]	1,156,197
Chesapeake Energy	106,147	2,104,895
Chevron	377,811	25,029,979
ConocoPhillips	279,239	11,744,792
Consol Energy	34,480	1,170,941
Denbury Resources	46,956 [b]	691,662
Devon Energy	83,009	4,523,991
Diamond Offshore Drilling	13,093 [a]	1,087,374
El Paso	131,804	1,216,551
ENSCO International	26,969	940,409
EOG Resources	46,784	3,177,569
Exxon Mobil	920,236	64,333,699

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
FMC Technologies	23,705 [a,b]	890,834
Halliburton	168,353	3,484,907
Hess	53,138	2,856,168
Marathon Oil	132,599	3,995,208
Massey Energy	15,910 [a]	310,881
Murphy Oil	35,796 [a]	1,944,439
Nabors Industries	52,637 [b]	820,084
National Oilwell Varco	78,429 [b]	2,561,491
Noble Energy	32,500	1,916,525
Occidental Petroleum	152,770	10,053,794
Peabody Energy	51,133	1,542,171
Pioneer Natural Resources	22,137 [a]	564,494
Range Resources	29,149 [a]	1,207,060
Rowan	21,269 [a]	410,917
Schlumberger	225,421	12,197,530
Smith International	40,600	1,045,450
Southwestern Energy	64,520 [b]	2,506,602
Spectra Energy	121,494	2,055,678
Sunoco	21,936 [a]	508,915
Tesoro	25,898 [a]	329,682
Valero Energy	104,969	1,772,926
Williams Cos.	108,248	1,689,751
XTO Energy	108,679	4,145,017
		188,248,749
Financial—13.3%
Aflac	87,957	2,734,583
Allstate	101,820	2,484,408
American Express	223,442	5,192,792
American International Group	505,283 [a]	586,128
Ameriprise Financial	48,066	1,166,562
AON	50,931	1,928,757
Apartment Investment & Management, Cl. A	21,014 [a]	185,974
Assurant	22,329	537,906
AvalonBay Communities	14,949 [a]	836,247
Bank of America	1,519,589	20,058,575
Bank of New York Mellon	224,753	6,587,510

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
BB & T	119,684	2,630,654
Boston Properties	25,706	1,226,176
Capital One Financial	84,489 [a]	1,848,619
CB Richard Ellis Group, Cl. A	41,336 [a,b]	386,905
Charles Schwab	175,302	3,074,797
Chubb	67,529	2,693,057
Cincinnati Financial	30,471	681,027
CIT Group	52,862	113,653
Citigroup	1,023,246 [a]	3,039,041
CME Group	12,655 [a]	3,937,097
Comerica	28,291	598,355
Discover Financial Services	90,087	925,193
E*TRADE FINANCIAL	100,731 [a,b]	128,936
Equity Residential Properties Trust	50,886 [a]	1,131,196
Federated Investors, Cl. B	16,480 [a]	397,003
Fifth Third Bancorp	136,974 [a]	972,515
First Horizon National	40,299 [a,b]	483,589
Franklin Resources	28,637	2,062,150
Genworth Financial, Cl. A	81,391 [a]	568,923
Goldman Sachs Group	94,773	13,973,331
Hartford Financial Services Group	61,303	727,667
HCP	51,134 [a]	1,083,529
Health Care REIT	19,462 [a]	663,654
Host Hotels & Resorts	112,481 [a]	943,716
Hudson City Bancorp	97,623	1,297,410
Huntington Bancshares	100,746 [a]	421,118
IntercontinentalExchange	13,659 [a,b]	1,560,404
Invesco	77,260	1,376,773
Janus Capital Group	30,030	342,342
JPMorgan Chase & Co.	733,820	25,030,600
KeyCorp	131,366	688,358
Kimco Realty	60,049 [a]	603,492
Legg Mason	26,665	650,093
Leucadia National	33,248 [a,b]	701,200
Lincoln National	55,411 [a]	953,623

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Loews	68,091	1,865,693
M & T Bank	14,528 [a]	739,911
Marsh & McLennan Cos.	96,394	1,940,411
Marshall & Ilsley	65,502 [a]	314,410
MBIA	36,832 [a,b]	159,483
MetLife	154,565	4,638,496
Moody’s	37,129 [a]	978,349
Morgan Stanley	254,221 [a]	7,247,841
Nasdaq OMX Group	25,515 [a,b]	543,725
Northern Trust	45,206	2,426,658
NYSE Euronext	49,974	1,361,792
People’s United Financial	65,181	980,322
Plum Creek Timber	32,160 [a]	957,725
PNC Financial Services Group	86,418	3,353,883
Principal Financial Group	58,526	1,102,630
Progressive	126,911 [b]	1,917,625
ProLogis	79,201 [a]	638,360
Prudential Financial	86,048	3,202,707
Public Storage	23,562 [a]	1,542,840
Regions Financial	206,526 [a]	834,365
Simon Property Group	51,732 [a]	2,660,553
SLM	87,795 [b]	901,655
State Street	92,940 [a]	4,386,768
SunTrust Banks	87,675	1,442,254
T. Rowe Price Group	48,667 [a]	2,027,954
Torchmark	16,414 [a]	607,975
Travelers Cos.	110,295	4,526,507
U.S. Bancorp	357,235	6,401,651
Unum Group	62,615	993,074
Ventas	29,362 [a]	876,749
Vornado Realty Trust	29,733	1,338,877
Wells Fargo & Co.	876,590	21,266,073
XL Capital, Cl. A	58,485 [a]	670,238
Zions Bancorporation	21,549 [a]	249,106
		205,312,298

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care—13.8%
Abbott Laboratories	292,545	13,761,316
Aetna	84,350	2,112,967
Allergan	57,781	2,749,220
AmerisourceBergen	59,654	1,058,262
Amgen	191,026 [b]	10,112,916
Baxter International	114,139	6,044,801
Becton, Dickinson & Co.	45,754	3,262,718
Biogen Idec	54,460 [a,b]	2,458,869
Boston Scientific	282,030 [b]	2,859,784
Bristol-Myers Squibb	372,050	7,556,336
C.R. Bard	18,688 [a]	1,391,322
Cardinal Health	67,526	2,062,919
Celgene	86,337 [b]	4,130,362
Cephalon	13,856 [a,b]	784,942
CIGNA	51,693	1,245,284
Coventry Health Care	27,810 [b]	520,325
DaVita	19,599 [b]	969,367
Dentsply International	27,909 [a]	851,783
Eli Lilly & Co.	191,063	6,618,422
Express Scripts	50,854 [b]	3,496,213
Forest Laboratories	57,334 [b]	1,439,657
Genzyme	50,962 [b]	2,837,055
Gilead Sciences	170,893 [b]	8,004,628
Hospira	29,942 [b]	1,153,366
Humana	31,786 [b]	1,025,416
IMS Health	34,223 [a]	434,632
Intuitive Surgical	7,310 [a,b]	1,196,355
Johnson & Johnson	519,413	29,502,658
King Pharmaceuticals	46,277 [b]	445,648
Laboratory Corp. of America Holdings	20,413 [a,b]	1,383,797
Life Technologies	32,394 [b]	1,351,478
McKesson	51,833	2,280,652
Medco Health Solutions	91,034 [b]	4,152,061
Medtronic	210,963	7,360,499
Merck & Co.	398,810 [a]	11,150,728
Millipore	10,320 [b]	724,567

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Mylan	57,206 [a,b]	746,538
Patterson Cos.	17,158 [a,b]	372,329
PerkinElmer	22,501	391,517
Pfizer	1,271,324	19,069,860
Quest Diagnostics	28,364	1,600,581
Schering-Plough	305,541	7,675,190
St. Jude Medical	64,206 [b]	2,638,867
Stryker	46,168	1,834,716
Tenet Healthcare	77,947 [b]	219,811
Thermo Fisher Scientific	78,761 [b]	3,211,086
UnitedHealth Group	224,367	5,604,688
Varian Medical Systems	23,421 [b]	823,014
Waters	18,602 [b]	957,445
Watson Pharmaceuticals	19,642 [a,b]	661,739
WellPoint	91,512 [b]	4,657,046
Wyeth	250,616	11,375,460
Zimmer Holdings	40,618 [b]	1,730,327
		212,061,539
Industrial—9.7%
3M	130,720	7,856,272
Avery Dennison	20,002	513,651
Boeing	136,904 [a]	5,818,420
Burlington Northern Santa Fe	53,116	3,906,151
C.H. Robinson Worldwide	31,928	1,665,045
Caterpillar	114,402 [a]	3,779,842
Cintas	24,860 [a]	567,802
Cooper Industries, Cl. A	32,771	1,017,539
CSX	74,454	2,578,342
Cummins	38,102	1,341,571
Danaher	47,934 [a]	2,959,445
Deere & Co.	80,311 [a]	3,208,424
Dover	35,286	1,167,614
Dun & Bradstreet	10,127	822,414
Eaton	31,218	1,392,635
Emerson Electric	141,716	4,591,598
Equifax	24,154 [a]	630,419

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Expeditors International Washington	40,059	1,335,567
Fastenal	24,279 [a]	805,334
FedEx	58,438	3,250,322
Flowserve	10,811 [a]	754,716
Fluor	33,624 [a]	1,724,575
General Dynamics	73,583	4,075,762
General Electric	1,995,782	23,390,565
Goodrich	23,529	1,175,744
Honeywell International	138,902	4,361,523
Illinois Tool Works	74,076	2,765,998
Ingersoll-Rand	5,987 [a,b]	125,128
Iron Mountain	33,864 [a,b]	973,590
ITT	34,123 [a]	1,518,474
Jacobs Engineering Group	22,983 [a,b]	967,354
L-3 Communications Holdings	22,819	1,583,182
Lockheed Martin	61,616	4,969,330
Manitowoc	24,519	128,970
Masco	67,629	647,886
Monster Worldwide	23,312 [a,b]	275,315
Norfolk Southern	69,903	2,633,246
Northrop Grumman	61,724	2,819,552
Paccar	68,254 [a]	2,218,938
Pall	22,526	598,291
Parker Hannifin	30,472	1,309,077
Pitney Bowes	39,061	856,608
Precision Castparts	26,188	1,912,510
Quanta Services	36,719 [b]	849,311
R.R. Donnelley & Sons	39,470	458,641
Raytheon	74,375	3,304,481
Republic Services	60,261	1,470,971
Robert Half International	29,369 [a]	693,696
Rockwell Automation	27,421	880,763
Rockwell Collins	29,977	1,250,940
Ryder System	10,567 [a]	295,031
Southwest Airlines	137,891	928,006
Stericycle	16,039 [b]	826,490

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Textron	46,720	451,315
Union Pacific	95,724	4,983,391
United Parcel Service, Cl. B	187,720 [a]	9,384,123
United Technologies	177,577	9,226,901
W.W. Grainger	12,193 [a]	998,363
Waste Management	92,143 [a]	2,594,747
		149,591,911
Information Technology—18.2%
Adobe Systems	99,719 [b]	2,822,047
Advanced Micro Devices	114,259 [a,b]	442,182
Affiliated Computer Services, Cl. A	18,303 [b]	813,019
Agilent Technologies	67,245 [b]	1,365,746
Akamai Technologies	31,727 [a,b]	608,524
Altera	56,536	920,406
Amphenol, Cl. A	33,143	1,048,645
Analog Devices	54,623	1,353,558
Apple	168,301 [b]	23,971,111
Applied Materials	252,205	2,766,689
Autodesk	42,236 [b]	801,639
Automatic Data Processing	95,682	3,390,970
BMC Software	35,734 [b]	1,207,452
Broadcom, Cl. A	82,409 [b]	2,042,919
CA	74,039	1,290,500
Ciena	17,000 [a,b]	175,950
Cisco Systems	1,087,672 [b]	20,274,206
Citrix Systems	34,330 [b]	1,094,784
Cognizant Technology Solutions, Cl. A	54,770 [b]	1,462,359
Computer Sciences	28,485 [b]	1,261,886
Compuware	47,960 [b]	329,006
Convergys	22,892 [b]	212,438
Corning	296,708	4,765,130
Dell	327,645 [b]	4,498,566
eBay	202,452 [b]	3,468,003
Electronic Arts	59,861 [b]	1,300,181
EMC	383,763 [b]	5,027,295
Fidelity National Information Services	35,648 [a]	711,534

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Fiserv	30,619 [b]	1,399,288
FLIR Systems	26,043 [a,b]	587,530
Google, Cl. A	45,284 [b]	19,091,282
Harris	25,236	715,693
Hewlett-Packard	449,860	17,387,089
Intel	1,049,026	17,361,380
International Business Machines	249,200	26,021,464
Intuit	60,318 [b]	1,698,555
Jabil Circuit	39,410	292,422
JDS Uniphase	40,210 [b]	230,001
Juniper Networks	99,756 [a,b]	2,354,242
KLA-Tencor	32,581	822,670
Lexmark International, Cl. A	14,898 [b]	236,133
Linear Technology	41,626 [a]	971,967
LSI	120,890 [a,b]	551,258
MasterCard, Cl. A	13,572 [a]	2,270,731
McAfee	28,753 [b]	1,213,089
MEMC Electronic Materials	42,456 [b]	756,141
Microchip Technology	34,671 [a]	781,831
Micron Technology	158,701 [a,b]	803,027
Microsoft	1,442,399	34,285,824
Molex	26,812	416,927
Motorola	425,728	2,822,577
National Semiconductor	36,657 [a]	460,045
NetApp	61,483 [b]	1,212,445
Novell	64,858 [b]	293,807
Novellus Systems	18,655 [a,b]	311,539
NVIDIA	104,740 [b]	1,182,515
Oracle	714,313	15,300,584
Paychex	60,288 [a]	1,519,258
QLogic	24,716 [a,b]	313,399
QUALCOMM	312,106	14,107,191
Salesforce.com	19,587 [a,b]	747,636
SanDisk	42,288 [b]	621,211
Sun Microsystems	141,563 [b]	1,305,211
Symantec	157,733 [b]	2,454,325

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Tellabs	74,705 [b]	428,060
Teradata	33,584 [b]	786,873
Teradyne	31,718 [a,b]	217,585
Texas Instruments	240,130	5,114,769
Total System Services	37,140	497,305
VeriSign	36,322 [a,b]	671,231
Western Digital	41,923 [b]	1,110,960
Western Union	132,388	2,171,163
Xerox	164,008	1,062,772
Xilinx	51,972	1,063,347
Yahoo!	260,359 [b]	4,077,222
		279,528,319
Materials—3.2%
Air Products & Chemicals	39,781	2,569,454
AK Steel Holding	21,132 [a]	405,523
Alcoa	179,365	1,852,840
Allegheny Technologies	18,846 [a]	658,290
Ball	18,232	823,357
Bemis	18,684	470,837
CF Industries Holdings	9,723	720,863
Dow Chemical	199,007	3,211,973
E.I. du Pont de Nemours & Co.	169,519	4,343,077
Eastman Chemical	14,371 [a]	544,661
Ecolab	31,701	1,236,022
Freeport-McMoRan Copper & Gold	77,501	3,883,575
International Flavors & Fragrances	14,768	483,209
International Paper	80,359	1,215,832
MeadWestvaco	32,057	526,055
Monsanto	103,371	7,684,600
Newmont Mining	91,257	3,729,674
Nucor	59,476	2,642,519
Owens-Illinois	31,380 [b]	878,954
Pactiv	24,609 [b]	534,015
PPG Industries	30,808	1,352,471
Praxair	58,212	4,137,127
Sealed Air	29,676	547,522

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Sigma-Aldrich	23,675	1,173,333
Titanium Metals	16,012	147,150
United States Steel	26,758 [a]	956,331
Vulcan Materials	22,845 [a]	984,620
Weyerhaeuser	39,667	1,207,067
		48,920,951
Telecommunication Services—3.5%
American Tower, Cl. A	74,056 [a,b]	2,334,986
AT & T	1,113,778	27,666,245
CenturyTel	19,281 [a]	591,927
Embarq	26,773	1,126,072
Frontier Communications	59,448	424,459
Metropcs Communications	47,701 [b]	634,900
Qwest Communications International	279,081 [a]	1,158,186
Sprint Nextel	536,288 [a,b]	2,579,545
Verizon Communications	535,213	16,447,095
Windstream	82,608	690,603
		53,654,018
Utilities—4.0%
AES	126,487 [b]	1,468,514
Allegheny Energy	31,732	813,925
Ameren	39,511	983,429
American Electric Power	88,001	2,542,349
CenterPoint Energy	64,247	711,857
CMS Energy	42,335 [a]	511,407
Consolidated Edison	51,374	1,922,415
Constellation Energy Group	37,563	998,425
Dominion Resources	111,049	3,711,258
DTE Energy	30,635	980,320
Duke Energy	242,042	3,531,393
Dynergy, Cl. A	95,038 [a,b]	215,736
Edison International	61,273	1,927,649
Entergy	36,905	2,860,876
EQT	24,578	858,018

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Exelon	124,289 [a]	6,364,840
FirstEnergy	57,288	2,219,910
FPL Group	76,802	4,366,962
Integrys Energy	14,366	430,836
Nicor	8,458	292,816
NiSource	51,573	601,341
Northeast Utilities	32,484	724,718
Pepco Holdings	40,574	545,315
PG & E	69,093 [a]	2,655,935
Pinnacle West Capital	18,925	570,589
PPL	70,394	2,320,186
Progress Energy	52,047	1,968,938
Public Service Enterprise Group	95,609	3,119,722
Questar	32,544	1,010,817
SCANA	22,068	716,548
Sempra Energy	46,282	2,296,976
Southern	145,965	4,548,269
TECO Energy	39,953 [a]	476,639
Wisconsin Energy	21,985	895,009
Xcel Energy	83,778	1,542,353
		61,706,290
Total Common Stocks
(cost $1,503,647,366)		1,516,568,216
	Principal
Short-Term Investments—.2%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.16%, 9/10/09
(cost $2,624,192)	2,625,000 [c]	2,624,197

Other Investment—1.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,409,000)	21,409,000 [d]	21,409,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—8.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $129,203,190)	129,203,190 [d]	129,203,190

Total Investments (cost $1,656,883,748)	108.5%	1,669,804,603
Liabilities, Less Cash and Receivables	(8.5%)	(130,178,072)
Net Assets	100.0%	1,539,626,531

a	All or a portion of these securities are on loan.At June 30, 2009, the total market value of the fund’s securities on loan is $123,651,335 and the total market value of the collateral held by the fund is $129,217,010, consisting of cash collateral of $129,203,190 and U.S. Government and Agency securities valued at $13,820.
b	Non-income producing security.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	18.2	Industrial	9.7
Health Care	13.8	Consumer Discretionary	8.8
Financial	13.3	Utilities	4.0
Energy	12.2	Telecommunication Services	3.5
Consumer Staples	11.8	Materials	3.2
Short-Term/
Money Market Investments	10.0		108.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
June 30, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 6/30/2009 ($)
Financial Futures Long
Standard & Poor’s 500 E-Mini	537	24,581,175	September 2009	(501,574)

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $123,651,335)—Note 1(b):
Unaffiliated issuers	1,506,271,558	1,519,192,413
Affiliated issuers	150,612,190	150,612,190
Dividends and interest receivable		2,245,979
Receivable for investment securities sold		1,127,141
Receivable for shares of Common Stock subscribed		425,937
Receivable for futures variation margin—Note 4		50,386
Prepaid expenses		27,860
		1,673,681,906
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		343,137
Cash overdraft due to Custodian		90,035
Liability for securities on loan—Note 1(b)		129,203,190
Payable for investment securities purchased		2,639,139
Payable for shares of Common Stock redeemed		1,383,225
Accrued expenses		396,649
		134,055,375
Net Assets ($)		1,539,626,531
Composition of Net Assets ($):
Paid-in capital		1,621,655,244
Accumulated undistributed investment income—net		1,549,857
Accumulated net realized gain (loss) on investments		(95,997,851)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($501,574) net unrealized
(depreciation) on financial futures]		12,419,281
Net Assets ($)		1,539,626,531

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,414,417,444	125,209,087
Shares Outstanding	65,237,997	5,769,157
Net Asset Value Per Share ($)	21.68	21.70

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2009 (Unaudited)

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	19,159,056
Affiliated issuers	19,482
Income from securities lending	562,671
Interest	72,685
Total Income	19,813,894
Expenses:
Management fee—Note 3(a)	1,762,051
Prospectus and shareholders’ reports	203,573
Distribution fees (Service Shares)—Note 3(b)	143,249
Directors’ fees and expenses—Note 3(d)	66,236
Professional fees	52,352
Shareholder servicing costs (Initial Shares)—Note 3(c)	16,063
Loan commitment fees—Note 2	15,427
Interest expense—Note 2	110
Miscellaneous	54,347
Total Expenses	2,313,408
Less—reduction in fees due to
earnings credits—Note 1(b)	(95)
Net Expenses	2,313,313
Investment Income—Net	17,500,581
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(27,981,220)
Net realized gain (loss) on financial futures	(826,596)
Net Realized Gain (Loss)	(28,807,816)
Net unrealized appreciation (depreciation) on investments [including
($951,169) net unrealized (depreciation) on financial futures]	51,295,785
Net Realized and Unrealized Gain (Loss) on Investments	22,487,969
Net Increase in Net Assets Resulting from Operations	39,988,550

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Operations ($):
Investment income—net	17,500,581	49,267,295
Net realized gain (loss) on investments	(28,807,816)	237,559,172
Net unrealized appreciation
(depreciation) on investments	51,295,785	(1,325,567,207)
Net Increase (Decrease) in Net Assets
Resulting from Operations	39,988,550	(1,038,740,740)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(15,702,497)	(43,944,875)
Service Shares	(1,222,933)	(5,124,940)
Net realized gain on investments:
Initial Shares	(92,433,669)	—
Service Shares	(7,906,453)	—
Total Dividends	(117,265,552)	(49,069,815)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	66,071,798	200,401,790
Service Shares	10,502,752	40,497,239
Dividends reinvested:
Initial Shares	108,136,166	43,944,875
Service Shares	9,129,386	5,124,940
Cost of shares redeemed:
Initial Shares	(152,953,993)	(516,646,277)[a]
Service Shares	(12,940,509)	(331,474,238)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	27,945,600	(558,151,671)
Total Increase (Decrease) in Net Assets	(49,331,402)	(1,645,962,226)
Net Assets ($):
Beginning of Period	1,588,957,933	3,234,920,159
End of Period	1,539,626,531	1,588,957,933
Undistributed investment income—net	1,549,857	974,706

a Includes redemption-in-kind amounting to $223,134,739.

	Six Months Ended
	June 30, 2009	Year Ended
	(Unaudited)	December 31, 2008
Capital Share Transactions:
Initial Shares
Shares sold	3,162,443	6,672,947
Shares issued for dividends reinvested	5,696,315	1,504,837
Shares redeemed	(7,347,875)	(16,698,759)
Net Increase (Decrease) in Shares Outstanding	1,510,883	(8,520,975)
Service Shares
Shares sold	501,932	1,294,261
Shares issued for dividends reinvested	480,714	167,884
Shares redeemed	(631,509)	(10,283,217)
Net Increase (Decrease) in Shares Outstanding	351,137	(8,821,072)

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Initial Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	22.98	37.40	36.15	31.82	30.89	28.43
Investment Operations:
Investment income—net[a]	.26	.64	.64	.56	.49	.51
Net realized and
unrealized gain
(loss) on investments	.21	(14.40)	1.26	4.33	.94	2.48
Total from
Investment Operations	.47	(13.76)	1.90	4.89	1.43	2.99
Distributions:
Dividends from
investment income—net	(.25)	(.66)	(.65)	(.56)	(.50)	(.53)
Dividends from net realized
gain on investments	(1.52)	—	—	—	(.00)[b]	(.00)[b]
Total Distributions	(1.77)	(.66)	(.65)	(.56)	(.50)	(.53)
Net asset value,
end of period	21.68	22.98	37.40	36.15	31.82	30.89
Total Return (%)	3.16[c]	(37.14)	5.26	15.50	4.69	10.64
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.30[d]	.28	.27	.27	.27	.26
Ratio of net expenses
to average net assets	.30[d,e]	.28[e]	.27	.27	.27	.26
Ratio of net investment
income to average
net assets	2.46[d]	2.04	1.70	1.67	1.60	1.76
Portfolio Turnover Rate	2.18[c]	4.69	4.54	4.91	6.09	3.78
Net Assets,
end of period
($ x 1,000)	1,414,417	1,464,344	2,702,209	3,594,085	3,616,211	3,842,397

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

Six Months Ended
June 30, 2009			Year Ended December 31,
Service Shares	(Unaudited)	2008	2007	2006	2005	2004
Per Share Data ($):
Net asset value,
beginning of period	23.00	37.41	36.16	31.82	30.90	28.40
Investment Operations:
Investment income—net[a]	.23	.57	.55	.47	.42	.46
Net realized and unrealized
gain (loss) on investments	.21	(14.42)	1.26	4.35	.93	2.46
Total from Investment Operations	.44	(13.85)	1.81	4.82	1.35	2.92
Distributions:
Dividends from
investment income—net	(.22)	(.56)	(.56)	(.48)	(.43)	(.42)
Dividends from net realized
gain on investments	(1.52)	—	—	—	(.00)[b]	(.00)[b]
Total Distributions	(1.74)	(.56)	(.56)	(.48)	(.43)	(.42)
Net asset value, end of period	21.70	23.00	37.41	36.16	31.82	30.90
Total Return (%)	3.03[c]	(37.32)	4.99	15.21	4.43	10.35
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.55[d]	.53	.52	.52	.52	.51
Ratio of net expenses
to average net assets	.55[d,e]	.53[e]	.52	.52	.52	.51
Ratio of net investment income
to average net assets	2.20[d]	1.72	1.45	1.43	1.35	1.59
Portfolio Turnover Rate	2.18[c]	4.69	4.54	4.91	6.09	3.78
Net Assets, end of period
($ x 1,000)	125,209 124,614		532,711	590,965	530,037	503,456

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Not annualized.
d	Annualized.
e	Expense waivers and/or reimbursements amounted to less than .01%.
See notes to financial statements.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund adopted Statement of Financial Accounting Standards No. 157 “FairValue Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s investments relating to FAS 157.These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic	1,516,568,216	—	—	1,516,568,216
U.S. Treasury
Securities	—	2,624,197	—	2,624,197
Mutual Funds	150,612,190	—	—	150,612,190
Other Financial
Instruments†	—	—	—	—
Liabilities ($)
Other Financial
Instruments†	(501,574)	—	—	(501,574)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended June 30, 2009, The Bank of New York Mellon earned $241,145 from lending fund portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2008 was as follows: ordinary income $49,069,815. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $145 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of Facility fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of the borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended June 30, 2009, was approximately $14,900 with a related weighted average annualized interest rate of 1.49%.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Dreyfus has undertaken from January 1, 2009 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund’s aggregate expenses exclusive of brokerage commissions, Rule 12b-1 distribution plan fees, transaction fees and extraordinary expenses, exceed an annual rate of .40% of the fund’s average daily net assets, the fund may deduct from the payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended June 30, 2009, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares.The Plan provides payments to be made at an annual rate of .25% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2009, Service shares were charged $143,249 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended June 30, 2009, Initial shares were charged $10,662 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2009, the fund was charged $553 pursuant to the transfer agency agreement.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended June 30, 2009, the fund was charged $95 pursuant to the cash management agreement. These fees were offset by earnings credits pursuant to the cash management agreement.

Dreyfus has agreed to bear the cost of custody fees.

During the period ended June 30, 2009, the fund was charged $3,341 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $313,327, Rule 12b-1 distribution plan fees $25,940, shareholder services plan fees $2,000, chief compliance officer fees $1,670 and transfer agency per account fees $200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2009, amounted to $31,101,945 and $88,690,135, respectively.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

During the period ended June 30, 2009, the average notional value of equity contracts was $3,511,596, which represented .24% of average net assets.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

upon which they are traded. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at June 30, 2009 are set forth in the Statement of Financial Futures.

At June 30, 2009, accumulated net unrealized appreciation on investments was $12,920,855, consisting of $427,603,890 gross unrealized appreciation and $414,683,035 gross unrealized depreciation.

At June 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements.This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 3, 2009, the Board unanimously approved the continuation of the fund’s Management Agreement with Dreyfus for a one-year term ending March 30, 2010. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In approving the continuance of the Management Agreement, the Board considered all factors that they believed to be relevant, including, among other things, the factors discussed below.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of Dreyfus regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement. Dreyfus’ representatives reviewed the fund’s distribution of accounts and the relationships Dreyfus has with various intermediaries and the different needs of each. Dreyfus’ representatives noted the various distribution channels for the fund as well as the diverse methods of distribution among other funds in the Dreyfus fund complex, and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including those of the fund. Dreyfus also provided the number of accounts investing in the fund, as well as the fund’s asset size.

The Board members also considered Dreyfus’ research and portfolio management capabilities and Dreyfus’ oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting and compliance infrastructure.The Board also considered Dreyfus’ brokerage policies and practices, the standards applied in seeking best execution and Dreyfus’ policies and practices regarding soft dollars.

The Fund 39

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance and comparisons to a group of S&P 500 Index Funds underlying variable annuity products (the “Performance Group”) and to a larger universe of funds consisting of all S&P 500 Index Funds underlying variable annuity products (the “Performance Universe”) selected and provided by Lipper, Inc., an independent provider of investment data.The Board was provided with a description of the methodology Lipper used to select the Performance Group and Performance Universe (discussed below).The Board members discussed the results of the comparisons and noted the fund’s average annual total return generally ranked in the second quartile of the Performance Group and Performance Universe for the periods ended December 31, 2008. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board members also discussed the fund’s contractual and actual management fees and expense ratio and reviewed the range of management fees and expense ratios as compared to a comparable group of funds (the “Expense Group”) and a broader group of funds (the “Expense Universe”), each selected and provided by Lipper.The fund’s contractual management fee was lower than the Expense Group median, the fund’s actual management fee was equal to the Expense Group and Expense Universe medians and the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.

Representatives of Dreyfus reviewed with the Board members the fees paid to Dreyfus or its affiliates by mutual funds and/or separate accounts managed by Dreyfus with similar investment objectives, policies and strategies as the fund (the “Similar Accounts”), and explained the nature of the Similar Accounts and the differences, from Dreyfus’ perspective, as applicable, in providing services to the Similar Accounts as compared to the fund. Dreyfus’ representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to Dreyfus and discussed the relationship of the advisory fees paid in light of the services provided. The Board members considered the relevance of the fee information provided for the Similar Accounts to evaluate the appropriateness and reasonableness of the fund’s management fees. The Board acknowledged that differences in fees paid by the Similar Accounts seemed to be consistent with the services provided.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the dollar amount of expenses allocated and profit received by Dreyfus and the method used to determine such expenses and profit.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Board also was informed that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable. The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund investors.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements with respect to trading the fund’s investments.

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been static or decreasing,

The Fund 41

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

the possibility that Dreyfus may have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and generally superior service levels provided.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.
  The Board was satisfied with the fund’s relative performance.
  The Board concluded that the fee paid by the fund to Dreyfus was reasonable in light of the considerations described above.
  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the management fee rate charged to the fund and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that continuation of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer,
President

Date:	August 12, 2009

By:	/s/ James Windels
James Windels,
Treasurer

Date:	August 12, 2009

5

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

6